SUPPLEMENT TO THE FIDELITY GOVERNMENT
SECURITIES FUND NOVEMBER 28, 1997 PROSPECTUS
       EFFECTIVE SEPTEMBER 21, 1998,    Fidelity Government Securities
Fund will be renamed Fidelity Government Income Fund.
   The following information replaces similar information found on page 15 under the "Other Expenses" section:
   The fund has adopted a     DISTRIBUTION AND SERVICE PLAN.    This
plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of fund shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, the fund's shares. Currently, the Board of Trustees has authorized such payments.
The following information supplements information    found on page 10
under the "Investment Principles     and Risks" section:
In managing bond funds, FMR selects a benchmark index which is representative of the portion of the bond market in which the fund invests. FMR uses this benchmark index as a guide in structuring the fund and selecting its investments. The benchmark index for the fund is the Lehman Brothers Government Bond Index, a market value weighted benchmark of U.S. Government and government agency securities (other than mortgage securities) with maturities of one year or more. FMR manages the fund to have similar overall interest rate risk to its Index.

SUPPLEMENT TO THE
FIDELITY GOVERNMENT SECURITIES FUND
NOVEMBER 28, 1997
STATEMENT OF ADDITIONAL INFORMATION
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 2.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "DISTRIBUTION AND SERVICE PLAN" SECTION ON PAGE 19.
Under the Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of fund shares. In addition, the Plan provides that FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of fund shares, or provide shareholder support services. Currently, the Board of Trustees has authorized such payments for Fidelity Government Securities Fund shares.
SUPPLEMENT TO THE
FIDELITY GINNIE MAE FUND SEPTEMBER 22, 1997 PROSPECTUS
   The following information replaces similar information found in "Expenses" on page 4.
       ANNUAL FUND OPERATING EXPENSES    are paid out of the fund's
assets. The fund pays a management fee to FMR. It also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. The fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" page 13).
   The following figures are based on historical expenses, adjusted to reflect current fees, of the fund and are calculated as a percentage of average net assets of the fund. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including this reduction, the total fund operating expenses presented in the table would have been 0.64%.
 MANAGEMENT FEE (AFTER REIMBURSEMENT)  0.33%

12B-1 FEE                              NONE

OTHER EXPENSES                         0.32%

TOTAL FUND OPERATING EXPENSES          0.65%

       EXAMPLES:    Let's say, hypothetically, that the fund's annual
return is 5% and that your shareholder transaction expenses and the fund's annual operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:
1 YEAR    $ 7

3 YEARS   $ 21

5 YEARS   $ 36

10 YEARS  $ 81

   These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses or returns, all of which may vary.
   FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed 0.65% of its average net assets . If this agreement were not in effect, the management fee, other expenses and total operating expenses, as a percentage of average net assets, would have been 0.44%, 0.00% and 0.76%, respectively.
   The following information replaces similar information found in the "Breakdown of Expenses" section on page 15.
   The fund has adopted a DISTRIBUTION AND SERVICE PLAN. This plan recognizes that FMR may use its management fee revenues, as well as its past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of fund shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for, the fund's shares. Currently the Board of Trustees has authorized such payments.
The following information replaces similar information found in the "Dividends, Capital Gains, and Taxes" section on page 25.
For federal tax purposes, the fund's income and short-term capital gains are distributed as dividends and taxed as ordinary income; capital gain distributions are taxed as long-term capital gains. Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.
SUPPLEMENT TO THE FIDELITY GINNIE MAE FUND
SEPTEMBER 22, 1997
STATEMENT OF ADDITIONAL INFORMATION
   THE FOLLOWING INFORMATION REPLACES NON-FUNDAMENTAL LIMITATION (III) FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE
2:
   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
   THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DISTRIBUTION AND SERVICE PLAN" SECTION ON PAGE 20:
   Under the Plan, if the payment of management fees by the fund to FMR is deemed to be indirect financing by the fund of the distribution of its shares, such payment is authorized by the Plan. The Plan specifically recognizes that FMR may use its management fee revenue, as well as its past profits or its other resources, to pay FDC for expenses incurred in connection with the distribution of the fund shares. In addition, the Plan provides that FMR, directly or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of fund shares, or provide shareholder support services. Currently, the Board of Trustees has authorized such payments for Ginnie Mae Fund shares.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DISTRIBUTIONS AND TAXES" SECTION ON PAGE 13:
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by the fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a capital gain distribution on shares of the fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION, WITHIN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 17:
Under a retirement program adopted in July 1988 and modified in November 1995 and November 1996, each non-interested Trustee who retired before December 30, 1996 may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee became eligible to participate in the program at the end of the calendar year in which he or she reached age 72, provided that, at the time of retirement, he or she had served as a Fidelity fund Trustee for at least five years. Under a deferred compensation plan adopted in September 1995 and amended in November 1996 (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual fees. Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity funds including funds in each major investment discipline and representing a majority of Fidelity's assets under management (the Reference Funds). The amounts ultimately received by the Trustees under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund's assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. A fund may invest in the Reference Funds under the Plan without approval.
As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection with the termination of the retirement program, each then-existing non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested Trustees' Plan accounts are subject to vesting and are treated as though equivalent dollar amounts had been invested in shares of the Reference Funds. The amounts ultimately received by the Trustees in connection with the credits to their Plan accounts will be directly linked to the investment performance of the Reference Funds. The termination of the retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds.
SUPPLEMENT TO THE SPARTAN(registered trademark) LIMITED MATURITY GOVERNMENT FUND SEPTEMBER 22, 1997 PROSPECTUS
   Spartan Limited Maturity Government Fund has been renamed Fidelity Intermediate Government Income Fund. All references to Spartan Limited Maturity Government Fund are hereby changed to Fidelity Intermediate Government Income Fund throughout the prospectus.
   The minimum investments have been changed to the following:
   MINIMUM INVESTMENTS
   TO OPEN AN ACCOUNT  $2,500
   For certain Fidelity retirement accountsA  $500
   TO ADD TO AN ACCOUNT  $250
   For certain Fidelity retirement accountsA $250
   Through regular investment plansB $100
   MINIMUM BALANCE $2,000
   For certain Fidelity retirement accountsA $500
A    THESE LOWER MINIMUMS APPLY TO FIDELITY TRADITIONAL IRA, ROTH IRA,
ROTH CONVERSION IRA, ROLLOVER IRA, SEP-IRA, AND KEOGH ACCOUNTS.
B    FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER
TO "INVESTOR SERVICES," PAGE 22.
   References to the minimums throughout the prospectus are changed to the above minimums.
   The following fees for individual transactions have been eliminated: the $5.00 exchange fee, the $5.00 wire fee, the $2.00 checkwriting fee, and the $5.00 account closeout fee. References to these fees throughout the prospectus are no longer in effect.
   The following information replaces similar information found in "The Fund at a Glance" section on page 3:
       STRATEGY:    Invests in securities issued or guaranteed by the
U.S. Government and its agencies while maintaining an average maturity of three to 10 years.
   The following information replaces similar information found in the "Expenses" section beginning on page 4:
       SHAREHOLDER TRANSACTION EXPENSES    are charges you may pay
when you buy or sell shares of the fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500. See "Transaction Details," page 25, for an explanation of how and when these charges apply.
SALES CHARGE ON PURCHASES             NONE
AND REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE ON REDEMPTIONS  NONE

ANNUAL ACCOUNT MAINTENANCE FEE        $12.00
(FOR ACCOUNTS UNDER $2,500)

       EXAMPLES:    Let's say, hypothetically, that the fund's annual
return is 5% and that your shareholder transaction expenses and the fund's annual operating expenses are exactly as just described. For every $1,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:
1 YEAR    $ 4

3 YEARS   $ 12

5 YEARS   $ 21

10 YEARS  $ 48

   These examples illustrate the effect of expenses, but are not meant to suggest actual or expected expenses or returns, all of which may vary.
   The following information replaces similar information found in the "Investment Principles and Risks" section on page 11:
   Although the fund can invest in securities of any maturity, the fund normally maintains a dollar-weighted average maturity of three to 10 years. FMR seeks to manage the fund so that it generally reacts to changes in interest rates similarly to government bonds with maturities of between one and seven years. In determining a security's maturity for purposes of calculating the fund's average maturity, an estimate of the average time for its principal to be paid may be used. This can be substantially shorter than its stated final maturity. As of July 31, 1997, the fund's dollar weighted average maturity was approximately 4.4 years.
   The following information replaces similar information found in the "Breakdown of Expenses" section on page 15:
   The fund has adopted a     DISTRIBUTION AND SERVICE PLAN.    This
plan recognizes that FMR may use its management fee revenues, as well as past profits or its resources from any other source, to pay FDC for expenses incurred in connection with the distribution of fund shares. FMR directly, or through FDC, may make payments to third parties, such as banks or broker-dealers, that engage in the sale of, or provide shareholder support services for the fund's shares. Currently, the Board of Trustees has authorized such payments.
The following information replaces similar information found in the "Dividends, Capital Gains, and Taxes" section beginning on page 24:
For federal tax purposes, the fund's income and and short-term capital gains are distributed as dividends and taxed as ordinary income; capital gain distributions are taxed as long-term capital gains. Every January, Fidelity will send you and the IRS a statement showing the tax characterization of distributions paid to you in the previous year.

SUPPLEMENT TO THE SPARTAN(registered trademark) LIMITED
MATURITY GOVERNMENT FUND
SEPTEMBER 22, 1997
STATEMENT OF ADDITIONAL INFORMATION
   THE FOLLOWING REPLACES NON-FUNDAMENTAL INVESTMENT LIMITATION (III) FOUND UNDER THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION ON PAGE 2:
   (iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (3)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately
after such borrowing would exceed 15% of the fund's total assets    .
THE FOLLOWING INFORMATION REPLACES THE THIRD PARAGRAPH FOUND UNDER THE "DISTRIBUTION AND SERVICE PLAN" SECTION ON PAGE 18:
Currently, the Board of Trustees has authorized such payments.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "DISTRIBUTIONS AND TAXES" SECTION BEGINNING ON PAGE 12:
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by the fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a capital gain distribution on shares of the fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the fund are taxable to shareholders as dividends, not as capital gains.
THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN "MANAGEMENT CONTRACT" UNDER THE "MANAGEMENT FEE" SECTION ON PAGE 17:
Effective March 1, 1997, FMR voluntarily agreed, subject to revision or termination, to reimburse the fund if and to the extent that its aggregate operating expenses, including management fees, were in excess of an annual rate of 0.38% of its average net assets. For fiscal years ended July 31, 1997, 1996, and 1995, management fees incurred under the fund's contract prior to reimbursement amounted to $4,549,000, $5,191,000, and $5,657,000, respectively, and management fees reimbursed by FMR amounted to $775,000, $0, and $0, respectively after reduction for compensation to the non-interested Trustees.